SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2014
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED STATEMENTS OF INCOME DATA

NOTE 20 -       SELECTED STATEMENTS OF INCOME DATA

	Year ended December 31,
	2014	2013	2012
Financial expenses, net (*):

Financial income:
Foreign currency gains	$975	$661	$1,294
Derivatives		27	399
Interest on tax refund	150	95	53
Interest on cash equivalents, short-term bank deposits and others	91	114	242

	1,216	897	1,988

Financial expenses (*):
Bank charges	(97)	(77)	(71)
Interest on short-term loans	(8)	(18)	(98)
Interest on long-term loans	(8)	(66)	(120)
Foreign currency losses	(1,028)	(786)	(1,376)
Forward transactions losses	(1,369)	-	-
Derivatives	-	-	(321)
Others	-	-	(108)
	(2,510)	(947)	(2,094)

	$(1,294)	$(50)	$(106)

(*) Excluding discontinued operations for each of the years ended on December 31, 2013 and 2012.